Parent - only financial statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent-only financial statements
20.
Parent-only financial statements

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Basis of presentation

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS/(LIABILITIES)
Cash and cash equivalents	88,571	25,769	3,700
Short-term investments	31,878,500	—	—
Prepayments	374,120	—	—
Due from intercompany	168,505,129	380,321,338	54,607,780
Investment in subsidiaries	(225,380,481)	(215,932,707)	(31,004,323)
Other payables	(127,514)	—	—
TOTAL ASSETS (LIABILITIES)	(24,661,675)	164,414,400	23,607,157
SHAREHOLDERS’ EQUITY (DEFICIT)
Shareholders’ equity (deficit):
Ordinary shares ($0.0001 par value; 500,000,000 and 200,000,000 shares authorized as of December 31, 2021 and December 31, 2022, respectively; 103,790,000 and nil shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	66,970	—	—
Class A ordinary shares ($0.0001 par value; 242,821,846 shares authorized; nil and 54,318,514 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	—	35,425	5,086
Class B ordinary shares ($0.0001 par value; 57,178,154 shares authorized; nil and 57,178,154 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	—	36,894	5,297
Additional paid-in capital	201,418,380	354,803,564	50,943,854
Accumulated deficit	(223,679,698)	(199,207,921)	(28,602,923)
Statutory reserves	—	6,647,109	954,414
Accumulated other comprehensive income (loss)	(2,467,327)	2,099,329	301,429
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)	(24,661,675)	164,414,400	23,607,157

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating expenses:
Selling and marketing expenses	—	980	—	—
General and administrative expenses	—	306,775	5,822,906	836,072
Total operating expenses	—	307,755	5,822,906	836,072
Loss from operations	—	(307,755)	(5,822,906)	(836,072)
Finance income	—	—	66,144	9,497
Investment income	—	—	53,809	7,726
Income (loss) from investment in subsidiaries	(37,704,077)	(174,636,729)	36,821,839	5,287,000
Net income (loss) attributable to Nano Labs Ltd	(37,704,077)	(174,944,484)	31,118,886	4,468,151
Comprehensive income (loss):
Net income (loss)	(37,704,077)	(174,944,484)	31,118,886	4,468,151
Other comprehensive income (loss)
Foreign currency translation adjustment	—	(2,467,327)	4,566,656	655,695
Total comprehensive income (loss) attributable to Nano Labs Ltd	(37,704,077)	(177,411,811)	35,685,542	5,123,846

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	—	(535,017)	3,911,561	561,635
Net cash used in investing activities	—	(201,554,446)	(155,900,936)	(22,384,765)
Net cash provided by financing activities	—	201,251,124	144,043,186	20,682,191
Effect of exchange rate changes on cash and cash equivalents	—	926,910	7,883,387	1,131,921
Net increase (decrease) in cash and cash equivalents	—	88,571	(62,802)	(9,018)
Cash and cash equivalents at beginning of the year	—	—	88,571	12,718
Cash and cash equivalents at end of the year	—	88,571	25,769	3,700